Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 169,551	$ 147,316
Time charters (operating leases) [Member]
Revenues	163,524	139,182
Voyage charters [Member]
Revenues	$ 6,027	$ 8,134